DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Combination (Details) - USD ($)				12 Months Ended
	Dec. 09, 2021	Dec. 08, 2021	Nov. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - Seven Oaks trust and cash, net of Redemptions		$ 77,784,265
Cash - PIPE Equity	$ 120,000,000	32,500,000
Proceeds from convertible note issuance		87,500,000		$ 0	$ 8,217,304	$ 0
Gross cash proceeds resulting from the Business Combination		197,784,265
Less: combined company transaction costs	(47,667,386)	(47,667,386)
Net cash proceeds from the Business Combination		150,116,879
Less: Prepayment Amount pursuant to Forward Purchase Transaction	$ (65,062,000)	(65,062,414)	$ (65,062,414)	$ (65,062,414)	$ 0	$ 0
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount		$ 85,054,465